RELATED PARTIES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related parties
Current account receivables	$ 9,901,543	$ 16,161,318
Non-current account receivables	292,931	108,021
Current accounts payable to related entities	94,376,420	96,045,624
Non-current accounts payable related companies	380,465	6,007,041
Transactions
Sale of fixed assets	8,133,371	1,949,413	$ 2,923,921
Shareholder related
Related parties
Current account receivables	254,032
Current accounts payable to related entities	1,970,735	288,001
Equity investee | Purchase of Products
Transactions
Purchase of goods	2,608,964	3,466,645
Embonor S.A. | Shareholder related
Related parties
Current account receivables	5,739,330	7,371,731
Current accounts payable to related entities	621,771	416,073
Transactions
Minimum dividend	211,014	416,073
Coca-Cola de Chile S.A. | Shareholder
Related parties
Current account receivables		349,914
Non-current account receivables	292,931	108,021
Current accounts payable to related entities	27,864,498	25,770,189
Transactions
Minimum dividend	37,981	35,855
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	208,072,332	207,040,438
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services	11,428,852	9,057,004
Coca-Cola de Chile S.A. | Shareholder | Water source lease
Transactions
Leases as lessee	6,579,358	6,424,479
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	2,814,472	1,025,290
Coca-Cola Embonor S.a | Common shareholder | Sale of raw materials and other
Transactions
Sale of goods	38,697	261,983
Coca-Cola Embonor S.a | Common shareholder | Sale of services and others
Transactions
Sale of services	2,417,367	360,722
Coca-Cola Embonor S.a | Common shareholder | Sale of Finished Products
Transactions
Sale of goods	79,975,653	74,933,722
Embotelladoras Bolivianas Unidas S.A. | Shareholder related
Related parties
Current account receivables		40,719
Alimentos de Soja S.A.U. | Shareholder related
Related parties
Current accounts payable to related entities	75,296	38,797
Alimentos de Soja S.A.U. | Shareholder related | Purchase of Products
Transactions
Purchase of goods	364,747	674,311
Alimentos de Soja S.A.U. | Shareholder related | Payment of commissions and services
Transactions
Payment of fees and services	14,838	565,355
Alimentos de Soja S.A.U. | Shareholder related | Marketing Services
Transactions
Purchase of services	242	49,114
Re-Ciclar S.A. | Shareholder related
Related parties
Current account receivables	3,173
Embotelladora Iquique S.A. | Shareholder related
Related parties
Current account receivables	228,333	403,061
Embotelladora Iquique S.A. | Shareholder related | Sale of Finished Products
Transactions
Sale of goods	6,055,551	6,912,134
Envases CMF S.A. | Associate
Related parties
Current account receivables	497,269	713,006
Current accounts payable to related entities	16,594,188	6,883,553
Envases CMF S.A. | Associate | Purchase of containers
Transactions
Purchase of goods	23,106,391	21,103,185
Envases CMF S.A. | Associate | Sale of containers/raw materials
Transactions
Sale of goods	12,614,819	10,981,598
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	26,436,164	32,085,055
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	2,094,416	496,196
Envases CMF S.A. | Associate | Purchase of packaging
Transactions
Purchase of goods	15,562,395	10,830,682
Monster | Shareholder related
Related parties
Current accounts payable to related entities	1,103,496	1,985,330
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related
Transactions
Purchase of services		124,203
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related | Purchase of concentrates
Transactions
Advertising participation payment	126,331,582	109,232,990
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current accounts payable to related entities	1,872,078	9,431,483
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current account receivables	38,423	149,820
Current accounts payable to related entities	340,111	602,113
Coca-Cola del Valle New Ventures S.A. | Associate | Purchase services and others
Transactions
Purchase of services	4,682,682	4,296,982
Coca-Cola del Valle New Ventures S.A. | Associate | Sale of services and others
Transactions
Sale of services	1,396,272	555,666
Recofarma do Industrias Amazonas Ltda. | Shareholder related
Related parties
Current accounts payable to related entities	32,292,993	40,159,177
Non-current accounts payable related companies	380,465	6,007,041
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Purchase of concentrates
Transactions
Purchase of goods	168,538,618	125,212,630
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Water source lease
Transactions
Purchase of goods	6,419,348	624,871
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Reimbursement and other purchases
Transactions
Reimbursement and other purchases		9,750,769
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Current accounts payable to related entities	152,284	307,967
Leao Alimentos e Bebidas Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	1,371,553	130,042
Envases del Pacfico S.A. | Shareholder related
Related parties
Current accounts payable to related entities	274,535	3,690
Envases del Pacfico S.A. | Director related | Purchase of raw materials and materials
Transactions
Purchase of goods	138,792	3,690
Comercializadora Nova Verde | Common shareholder
Related parties
Current account receivables	711,003	5,071,655
Current accounts payable to related entities	3,233,955	2,831,752
Comercializadora Nova Verde | Common shareholder | Purchase of raw materials
Transactions
Purchase of goods	1,127,367	401,498
Comercializadora Nova Verde | Common shareholder | Sale of services and others
Transactions
Sale of fixed assets	481,768	1,689,356
Comercializadora Nova Verde | Common shareholder | Sale of packaging and raw materials
Transactions
Sale of goods	10,796	61,184
Comercializadora Nova Verde | Common shareholder | Sale of Finished Products
Transactions
Sale of services	13,838,963	12,827,332
Comercializadora Nova Verde | Common shareholder | Purchase of Finished Products
Transactions
Purchase of goods	24,649,488	21,192,591
Comercializadora Nova Verde | Common shareholder | Advertising
Transactions
Advertising participation payment	3,680,425	924,924
Comercializadora Nova Verde | Common shareholder | Cold Equipment Maintenance
Transactions
Purchase of goods and advertising participation payment	521,943	594,640
Parque Arauco S.A. | Director related | Space lease
Transactions
Leases as lessee	152,248	143,308
Sorocaba Refrescos S. A. | Shareholder related
Related parties
Current account receivables		1,223,699
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	4,555,837	2,799,927
KAIK Participacoes | Associate | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	15,387	114,147
Trop Frutas do Brasil Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	69,330	190,060
Monster Energy Company - USA | Shareholder related
Related parties
Current accounts payable to related entities	4,010,463	2,389,283
Monster Energy Company - USA | Equity investee | Purchase of advertising services
Transactions
Purchase of goods and advertising participation payment	231,135	175,705
Coca-Cola Company | Shareholder
Related parties
Current accounts payable to related entities	3,927,254	4,877,061
Monster Energy Company EEUU | Shareholder related
Related parties
Current accounts payable to related entities	42,763	61,155
Monster Energy Company - CHILE | Associate
Related parties
Current account receivables	2,429,980	837,713
Monster Energy Company - CHILE | Subsidiary | Purchase of advertising services
Transactions
Purchase of services	1,153,315	439,520
Monster Energy Company - CHILE | Subsidiary | Sale of services and others
Transactions
Sale of services	4,125,235	3,561,747
Monster Energy Company - CHILE | Subsidiary | Sale of Finished Products
Transactions
Sale of goods	10,127,338
Monster Energy Company - CHILE | Subsidiary | Purchase of Finished Products
Transactions
Purchase of goods	33,106,173	35,904,599
Banco Santander Chile. | Director/Manager/Executive | Purchase services and others
Transactions
Purchase of services	2,415	4,396,965
Coca-Cola Export Corporation, Panama | Shareholder related | Sale of Finished Products
Transactions
Sale of services	1,837,332
Coca-Cola Export Corporation, Panama | Shareholder related | Purchase of products and others
Transactions
Purchase of goods	$ 2,469,565	230,619
Coca-Cola Export Corporation, Atlanta | Shareholder related | Purchase of products and others
Transactions
Purchase of goods		$ 361,873